Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Variable Interest Entity [Line Items]
Restricted cash	$ 681	$ 837
Financing receivables, net	19,182	18,662	$ 18,638
Total Assets	47,529	45,547
Debt	25,518	25,276
Total Liabilities	43,048	41,075
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	637	776
Financing receivables, net	10,340	10,263
Total Assets	10,977	11,039
Debt	10,278	10,418
Total Liabilities	$ 10,278	$ 10,418